SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 212,426	$ 199,299
Total long-lived assets	423,649		$ 437,743
Domestic (British Virgin Islands) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue
Total long-lived assets
MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	209,785	196,061
Total long-lived assets	415,596		429,283
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	2,641	$ 3,238
Total long-lived assets	$ 8,053		$ 8,460